CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
General and administrative	$ 1,051,524	$ 1,377,283	$ 3,363,511	$ 4,255,454	$ 5,675,231	$ 7,580,847
Research and development	1,065,855	1,540,205	1,529,493	4,242,565	5,377,412	25,147,394
Total operating expenses	2,117,379	2,917,488	4,893,004	8,498,019	11,052,643	32,728,241
Net operating loss	2,117,379	2,917,488	4,893,004	8,498,019	11,052,643	32,728,241
Interest expense	5,337	372	21,813	4,443	4,443	949
Interest income	(150,741)	0	(366,877)	0
Other expense (income), net	0	(1,323)	(62,866)	(3,368)	(9,191)	(254,832)
Net loss	$ 1,971,975	$ 2,916,537	$ 4,485,074	$ 8,499,094	11,047,895	32,474,358
Unrealized gain on marketable securities					0	(70)
Total comprehensive loss					$ 11,047,895	$ 32,474,288
Net loss per share, basic and diluted	$ (0.08)	$ (2.22)	$ (0.24)	$ (6.64)	$ (7.51)	$ (31.56)
Weighted average number of common shares outstanding, basic and diluted	23,862,434	1,316,504	18,532,270	1,279,271	1,471,303	1,028,862